Mortgage Servicing Rights - MSRs and Related Characteristics by Portfolio (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Servicing Assets at Fair Value [Line Items]
Fair value	$ 3,159	$ 3,369	$ 3,377	$ 3,755
MSR portfolio
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	207,237	216,374
Fair value	$ 3,159	$ 3,369
Value (bps)	1.52%	1.56%
Weighted-average servicing fees (bps)	0.30%	0.30%
Multiple (value/servicing fees)	5.03	5.17
Weighted-average note rate	4.39%	4.18%
Weighted-average age (in years)	5 years 7 months 6 days	5 years
Weighted-average expected prepayment (constant prepayment rate)	9.00%	8.60%
Weighted-average expected life (in years)	7 years 2 months 12 days	7 years 4 months 24 days
Weighted-average option adjusted spread	5.90%	5.70%
MSR portfolio | HFA
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 56,993	$ 52,807
Fair value	$ 849	$ 856
Value (bps)	1.49%	1.62%
Weighted-average servicing fees (bps)	0.35%	0.35%
Multiple (value/servicing fees)	4.22	4.57
Weighted-average note rate	5.17%	4.92%
Weighted-average age (in years)	4 years 9 months 18 days	4 years 6 months
Weighted-average expected prepayment (constant prepayment rate)	10.20%	9.90%
Weighted-average expected life (in years)	7 years 4 months 24 days	7 years 6 months
Weighted-average option adjusted spread	7.30%	5.80%
MSR portfolio | Government
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 23,630	$ 25,139
Fair value	$ 465	$ 512
Value (bps)	1.97%	2.04%
Weighted-average servicing fees (bps)	0.45%	0.45%
Multiple (value/servicing fees)	4.41	4.56
Weighted-average note rate	4.41%	4.35%
Weighted-average age (in years)	6 years 9 months 18 days	6 years 1 month 6 days
Weighted-average expected prepayment (constant prepayment rate)	10.10%	10.20%
Weighted-average expected life (in years)	6 years 8 months 12 days	6 years 9 months 18 days
Weighted-average option adjusted spread	6.90%	6.20%
MSR portfolio | Conventional
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 126,614	$ 138,428
Fair value	$ 1,845	$ 2,001
Value (bps)	1.46%	1.45%
Weighted-average servicing fees (bps)	0.25%	0.25%
Multiple (value/servicing fees)	5.75	5.69
Weighted-average note rate	4.04%	3.87%
Weighted-average age (in years)	5 years 8 months 12 days	5 years
Weighted-average expected prepayment (constant prepayment rate)	8.20%	7.80%
Weighted-average expected life (in years)	7 years 2 months 12 days	7 years 4 months 24 days
Weighted-average option adjusted spread	5.10%	5.60%